OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 6,230	$ 5,964
Deferred revenues from IIA	0	302
Onerous contract liability	276	551
Government authorities	2,032	2,108
Foreign currency derivative contracts	224	106
Holdback and contingent earnout	300	299
Provision for returns	33	90
Others	105	108
Total other payables and accrued expenses	$ 9,200	$ 9,528